Prepayment, Net (Tables)	6 Months Ended	12 Months Ended
	Apr. 30, 2026	Oct. 31, 2025
Prepaid Expense, Current [Abstract]
Schedule of Prepayment	Prepayment as of April 30, 2026 and October 31, 2025 are as follows:
	April 30, 2026	October 31, 2025
Prepayment	$5,674,377	$88,116
Less: Allowance for bad debt	(91,854)	(88,116)
Totals	$5,582,523	$—
Prepayment as of October 31, 2025 and 2024 are as follows:
	October 31, 2025	October 31, 2024
Prepayment	$88,116	$95,804
Less: Allowance for bad debt	(88,116)	(88,105)
Totals	$-	$7,699

Schedule of Movement of Allowance for Prepayment

The following table sets forth the movement of allowance for prepayment:

	April 30, 2026	October 31, 2025
Balance, at beginning of the period	$88,116	$88,105
Addition (Reversal)	—	—
Exchange rate difference	3,738	11
Balance, at end of the period	$91,854	$88,116

The following table sets forth the movement of allowance for prepayment:

	October 31, 2025	October 31, 2024
Balance, at beginning of the year	$88,105	$97,691
Reversal	-	(12,198)
Exchange rate difference	11	2,612
Balance, at end of the year	$88,116	$88,105